Consolidated Statement of Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Noninterest income
Total investment securities	$ 52	$ 183	$ 256
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Equity Securities and Nonmarketable Equity Securities	273	186	176
Debt securities [Member]
Noninterest income
Total OTTI losses recorded on debt securities	18	39	3
Total investment securities	49	158	240
Total reversal of losses recognized in OCI as non-credit-related impairment	$ (31)	$ (119)	$ (237)